Cover	Apr. 19, 2023
Cover [Abstract]
Amendment Flag	false
Document Type	8-K
Entity Registrant Name	Harsco Corporation
Entity Central Index Key	0000045876
Entity File Number	001-03970
Entity Incorporation, State or Country Code	DE
Written Communications	false
Entity Tax Identification Number	23-1483991
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.25 per share
Trading Symbol	HSC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Period End Date	Apr. 19, 2023
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(267) 857-8715
Local Phone Number	(267) 857-8715
Entity Address, Address Line One	Two Logan Square 100-120 North 18th Street, 17th Floor